Income Taxes (Schedule of Components of Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Income Tax Disclosure [Abstract]
U.S.	$ (334.7)	$ 70.0	$ 174.6
Non-U.S.	(28.7)	56.4	61.5
Income (loss) from continuing operations before income taxes	$ (363.4)	$ 126.4	$ 236.1